Related Parties - Notes Debt Balances and Associated Finance Cost from Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Amounts owed to related parties	$ 0	$ 13,028	$ 0
Interest expense	$ 554	$ 620	$ 591